Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	(Mainly 33)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	(Mainly 6)
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Over the shorter of the period of the lease or the life of the assets
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual rates	15.00%
Minimum [Member] | Computers and software [Member]
Property, Plant and Equipment [Line Items]
Annual rates	20.00%
Minimum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rates	6.00%
Maximum [Member] | Computers and software [Member]
Property, Plant and Equipment [Line Items]
Annual rates	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rates	15.00%